PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Ensysce Biosciences, Inc [Member]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	June 30,	December 31,
	2021	2020
Prepaid insurance	$179,569	$17,158
Prepaid research and development	11,498	112,966
Other prepaid expenses	70,450	—
Total prepaid expenses and other current assets	$261,517	$130,124

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2020	2019
Prepaid research and development	$112,966	$68,815
Prepaid insurance	17,158	32,187
Prepaid rent	-	2,500
Total prepaid expenses and other current assets	$130,124	$103,502